Commitments and Contingencies - Schedule of Fair Value, Off-balance Sheet Risks (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing assets (excluding leases)
Other Commitments [Line Items]
Credit related commitments	$ 57,567	$ 23,452
Standby letters of credit
Other Commitments [Line Items]
Credit related commitments	2,412	436
Other letters of credit
Other Commitments [Line Items]
Credit related commitments	103	44
Deferred Purchase Agreements
Other Commitments [Line Items]
Credit related commitments	2,076	2,039
Lessor commitments
Other Commitments [Line Items]
Credit related commitments	$ 685	$ 941